Goodwill, Software and Other Intangible Assets (Narrative) (Details) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Amortization of intangible assets	¥ 462,649	¥ 443,567	¥ 445,389
Trademarks [Member]
Acquired indefinite-lived intangible asset, amount	¥ 29,671	¥ 6,723
Computer Software, Intangible Asset [Member]
Finite-lived intangible assets, average useful life, years	5
Other Intangible Assets [Member]
Finite-lived intangible assets, average useful life, years	12
Use Rights [Member]
Finite-lived intangible assets, average useful life, years	18